Statements of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating expenses:
Research and development expenses, net		$ 2,133	$ 534	$ 332
General and administrative expenses		4,116	768	303
Operating loss		6,249	1,302	635
Financial expense (income), net		(2,914)	243	(35)
Net loss and comprehensive loss		$ 3,335	$ 1,545	$ 600
Basic net loss per share (in Dollars per share)	[1]	$ 4.9	$ 805.2	$ 494.4
Diluted net loss per share (in Dollars per share)	[1]	$ 4.9	$ 805.2	$ 494.4
Weighted average number of ordinary share used in computing basic net loss per share (in Shares)	[1]	680,380	1,994	1,354
Weighted average number of ordinary share used in computing diluted net loss per share (in Shares)	[1]	680,380	1,994	1,354

[1]	Retroactively adjusted to give effect to the reverse share split, see also note 8.